Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule Of Inventories Abstract
Finished goods	$ 74,896	$ 74,573
Raw materials	4,044	4,125
Work-in-process	64,633	66,540
Total inventory	$ 143,573	$ 145,238